Property, Plant and Equipment - Schedule of Property, Plant and Equipment rates of depreciation (Details) - Zeecol Limited [Member]	9 Months Ended
Dec. 31, 2016
Property Improvements - At cost [Member]
Principal rates of depreciation	4-24% DV
Rent & Equipment [Member]
Principal rates of depreciation	10-80.4* DV
Motor Vehicles [Member]
Principal rates of depreciation	13 - 30% DV
Furniture & Fittings [Member]
Principal rates of depreciation	15.6-30% DV
Office Equipment [Member]
Principal rates of depreciation	15.6-80.4%